Other Income - Net	12 Months Ended
Dec. 31, 2017
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Other Income - Net
12.	OTHER INCOME – NET

	Note	2015	2016	2017
Dividend income from financial assets at fair value through other comprehensive income		397	357	206
Gain on Tower Assets Disposal	(i)	9,246	—	—
Others		925	1,234	1,074

		10,568	1,591	1,280

(i)	Disposal of Telecommunications Towers and Related Assets

On October 31, 2015, China United Network Communications Corporation Limited (“CUCL”) and Unicom New Horizon Telecommunications Company Limited (“Unicom New Horizon”, a wholly-owned subsidiary of CUCL and an indirectly wholly-owned subsidiary of the Company) completed the disposal of tower assets (“Tower Assets Disposal”) to China Tower Corporation Limited( “Tower Company”) with a total consideration of approximately RMB54,658 million.

The Tower Assets Disposal was accounted as an assets disposal. Since the Company owned 28.1% of the share capital of Tower Company, only 71.9% of the gain on the Group’s Tower Assets Disposal was recognized for the year ended December 31, 2015 with the remaining 28.1% of the aforesaid gain deferred over the remaining useful life of the Tower Assets related to the Group.

The details of the Tower Assets related to the Group as at the Completion Date and the gain on the Group’s Tower Assets Disposal were as follows:

Property, plant and equipment	37,632
Other current assets	829
Other non-current assets	3,017

The Group’s Tower Assets disposed of	41,478
Consideration	54,658
Relevant expenses and taxes	(320)

Gain on the Group’s Tower Assets Disposal	12,860

Deferred gain from the Group’s Tower Assets Disposal	(3,614)

Disposal gain recognized	9,246